Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2026
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Sales to:
An equity investee	798	727
Purchases from:
An equity investee	1,038	1,795
Rendering of management services from:
An indirect subsidiary of CK Hutchison Holdings Limited (“CK Hutchison”)	564	519

Schedule of balances with related parties

	June 30,	December 31,
	2026	2025

	(in US$’000)
Accounts receivable — related parties
An equity investee (note (a))	350	224
Amounts due from related parties
An equity investee (note (b))	44,021	51,796
Other payables and accruals
Indirect subsidiaries of CK Hutchison (note (c) and (d))	1,890	1,840
An equity investee (note (a) and (e))	77	78
	1,967	1,918
Amounts due to related parties
An indirect subsidiary of CK Hutchison (note (d))	5,648	6,251
An equity investee (note (e))	39	74
	5,687	6,325

Notes:

(a)

Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities. No allowance for credit losses has been made for amounts due from related parties for the six months ended June 30, 2026 and year ended December 31, 2025.

(b)

As at June 30, 2026 and December 31, 2025, dividends receivable of US$44,021,000 and US$51,796,000 was included in amounts due from related parties respectively. As at June 30, 2026 and December 31, 2025, the non-current portion of US$44,021,000 and US$41,381,000 will be received no later than December 31, 2028.

(c)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)

As at June 30, 2026 and December 31, 2025, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables and accruals. As at June 30, 2026 and December 31, 2025, US$5,648,000 and US$6,251,000 of the branding liability payable was included in amounts due to related parties respectively.

(e)	Includes other deferred income representing amounts recognized from granting of commercial, promotion and marketing rights.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Sales	21,972	26,991
Purchases	110	355
Distribution service fee	79	107

Schedule of balances with non-controlling shareholders of subsidiaries

	June 30,	December 31,
	2026	2025

	(in US$’000)
Accounts receivable	7,185	11,280
Accounts payable	11	90
Other payables and accruals	247	248